                          SAFECO TAX-EXEMPT BOND TRUST
                           SAFECO MUNICIPAL BOND FUND
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND


                   SUPPLEMENT TO THE INVESTOR CLASS PROSPECTUS
     DATED APRIL 30, 2004, AS SUPPLEMENTED AUGUST 2, 2004 AND AUGUST 3, 2004

                       SUPPLEMENT DATED NOVEMBER 22, 2004

The following supplements portfolio management information for the Safeco Municipal Bond Fund and the Safeco California Tax-Free Income Fund, respectively, effective November 1, 2004:

     SAFECO MUNICIPAL BOND FUND
     PORTFOLIO MANAGERS:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Stephen C. Bauer, under the supervision of Kenneth J. Taubes. The team manages other Safeco Funds investing primarily in fixed income securities. Mr. Bauer was President and Director of Safeco Asset Management Company, and previously served as a portfolio manager of the Fund from 1981 until Pioneer Investment Management, Inc. ("Pioneer") assumed management in August 2004. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.


     SAFECO CALIFORNIA TAX-FREE INCOME FUND
     PORTFOLIO MANAGERS:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Stephen C. Bauer, under the supervision of Kenneth J. Taubes. The team manages other Safeco Funds investing primarily in fixed income securities. Mr. Bauer was President and Director of Safeco Asset Management Company, and previously served as a portfolio manager of the Fund from 1983 until Pioneer Investment Management, Inc. ("Pioneer") assumed management in August 2004. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.





                                     [LOGO]

GMF-9067                                                                   11/04

                          SAFECO TAX-EXEMPT BOND TRUST
                           SAFECO MUNICIPAL BOND FUND
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND


                   SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS
     DATED APRIL 30, 2004, AS SUPPLEMENTED AUGUST 2, 2004 AND AUGUST 3, 2004

                       SUPPLEMENT DATED NOVEMBER 22, 2004

The following supplements portfolio management information for the Safeco Municipal Bond Fund and the Safeco California Tax-Free Income Fund, respectively, effective November 1, 2004:

     SAFECO MUNICIPAL BOND FUND
     PORTFOLIO MANAGERS:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Stephen C. Bauer, under the supervision of Kenneth J. Taubes. The team manages other Safeco Funds investing primarily in fixed income securities. Mr. Bauer was President and Director of Safeco Asset Management Company, and previously served as a portfolio manager of the Fund from 1981 until Pioneer Investment Management, Inc. ("Pioneer") assumed management in August 2004. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.


     SAFECO CALIFORNIA TAX-FREE INCOME FUND
     PORTFOLIO MANAGERS:
     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Stephen C. Bauer, under the supervision of Kenneth J. Taubes. The team manages other Safeco Funds investing primarily in fixed income securities. Mr. Bauer was President and Director of Safeco Asset Management Company, and previously served as a portfolio manager of the Fund from 1983 until Pioneer Investment Management, Inc. ("Pioneer") assumed management in August 2004. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.




                                     [LOGO]

GMF-9068                                                                   11/04